Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

3.  Significant Accounting Policies

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Vista Gold Corp and more-than-50%-owned subsidiaries that it controls and entities over which control is achieved through means other than voting rights. All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The Company’s Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. The preparation of the Company’s Consolidated Financial Statements requires the Company to make estimates and assumptions that affect the reported amounts of assets and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. The more significant areas requiring the use of management estimates and assumptions relating to capital costs of projects; mine closure and reclamation obligations; useful lives for asset depreciation purposes; valuation allowances for deferred tax assets; the fair value and accounting treatment of financial instruments including marketable securities and stock-based compensation; and asset impairments (including impairments long-lived assets and investments). The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results will differ from these amounts estimated in these financial statements.

Marketable Securities

We classify marketable securities as available-for-sale.  Accordingly, these securities are carried at fair value with unrealized gains and losses being reported in other comprehensive income until such time that the securities are disposed of or become impaired.  At that time, any gains or losses will be realized and reported in our Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss). We use the specific identification method for determining carrying value in computing realized gains and losses on sales of investment securities.  We evaluate investments in a loss position to determine if such a loss is other-than-temporary.  If so, such loss will be recognized and reported during that period.

Mineral Properties

Mineral property acquisition costs, including directly related costs, are capitalized when incurred, and mineral property exploration costs are expensed as incurred.  When we determine that a mineral property can be economically developed in accordance with U.S. GAAP, the costs then incurred to develop such property will be capitalized.  Capitalized costs will be depleted using the units-of-production method over the estimated life of the proven and probable reserves.  If mineral properties are subsequently abandoned or impaired, any undepleted costs will be charged to loss in that period.

The recoverability of the carrying values of our mineral properties is dependent upon economic reserves being discovered or developed on the properties, permitting, financing, start-up, and commercial production from, or the sale/lease of, or other strategic transactions related to these properties.  Development and/or start-up of any of these projects will depend on, among other things, management’s ability to raise additional capital for these purposes.

We assess the carrying cost of our mineral properties for impairment whenever information or circumstances indicate the potential for impairment.  This would include events and circumstances such as our inability to obtain all the necessary permits, changes in the legal status of our mineral properties, government actions, the results of exploration activities and technical evaluations and changes in economic conditions, including the price of gold and other commodities or input prices.  Such evaluations compare estimated future net cash flows with our carrying costs and future obligations on an undiscounted basis.  If it is determined that the estimated future undiscounted cash flows are less than the carrying value of the property, a write-down to the estimated fair value will then be reported in our Consolidated Statement of Income/(Loss) for the period.  Where estimates of future net cash flows are not determinable and where other conditions indicate the potential for impairment, management uses its judgment to assess if the carrying value can be recovered and to estimate fair value.

Assets held for sale

Plant and equipment is classified as held for sale when the following conditions are met: (i) assets (or group of assets) are actively marketed for a price reasonable to the fair value at the time of sale; (ii) management has committed to a plan to sell the assets (or group of assets); (iii) the assets (or group of assets) are available for sale in current condition; and (iv) sale is probable within the next 12 months.

Warrants and Compensation Options

Warrants and compensation options issued are recorded at fair value using the Black-Scholes Merton fair value model adjusted to relative fair value.

Stock-Based Compensation

Under our stock option and long-term incentive plans, common share options and restricted stock unit (“RSU”) awards may be granted to executives, employees, consultants and non-employee directors.   Compensation expense for such grants is recorded in the Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) as a component of Exploration, property evaluation and holding costs and Corporate administration and investor relations, with a corresponding increase to Additional paid-in capital in the Consolidated Balance Sheets. The fair values of the options are calculated using the Black-Scholes option pricing model. The expense is based on the fair values of the grant on the grant date and is recognized over the vesting period specified for each grant.

Financial Instruments

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) of the Financial Accounting Standards Board (“FASB”) requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

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Level 2 – Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

•	Level 3 – Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

Our financial instruments include cash and cash equivalents, marketable securities, Amayapampa interest, short- and long-term investments, accounts payable and certain other current assets and liabilities.  Due to the short-term nature of our cash and cash equivalents, accounts payable and certain other current assets and liabilities, we believe that their carrying amounts approximate fair value.  Our marketable securities are classified as available-for-sale. Accordingly, these securities are carried at fair value, which is based upon quoted market prices in an active market and included in Level 1 of the fair value hierarchy.   Our other investments, comprised of Midas Gold shares, is accounted for using the fair value option based on quoted market prices in an active market and is included in Level 1 of the fair value hierarchy. The value of the Amayapampa interest is based on probability-weighted cash flow scenarios and is included in Level 3 in the fair value hierarchy.

Recent accounting pronouncements

Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued guidance related to items reclassified from accumulated other comprehensive income. The new standard requires either in a single note or parenthetically on the face of the financial statements: (i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its sources and (ii) the income statement line items affected by the reclassification.  The standard was effective for us January 1, 2013, with early adoption permitted.  The adoption of this guidance did not have a significant impact to our consolidated financial position, results of operations or cash flows.

Presentation of an Unrecognized Tax benefit When a Net Operating Loss Carryforward, a Similar Tax Loss,  or a Tax Credit Carryforward Exists

In July 2013, the FASB issued guidance related to the financial statement presentation of an unrecognized tax benefit, a similar tax loss, or a tax credit carryforward exists.  The new standard requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, as similar tax loss, or a tax credit carryforward unless certain circumstances exist.  The standard is effective for us as of January 1, 2014, with early adoption permitted.  The adoption of this guidance is not expected to have a significant impact on our consolidated financial position, results of operations or cash flows.